Goodwill (Details) - Schedule of Goodwill - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Goodwill [Abstract]
Balance at the beginning of the period	$ 170,703	$ 166,094
Acquisitions	15,715	622
Functional currency translation adjustments	(324)	3,987
Balance at year end	$ 186,094	$ 170,703